Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of annual depreciation rates of property, plant and equipment

%
Buildings	2.5 - 10
Machinery and equipment	5 - 20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 - 33 (mainly 20)